GOODWILL	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
GOODWILL

15. GOODWILL

The following table shows the movements in goodwill:

	2024	2023
	A$	A$
Gross carrying amount:
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination	-	455,240
Balance at end of period	4,961,893	4,961,893

Accumulated impairment:
Balance at beginning of period	(1,845,000)	-
Impairment loss recognized	(1,332,000)	(1,845,000)
Balance at end of period	(3,177,000)	(1,845,000)
Carrying amount at the end of the period	1,784,893	3,116,893

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

15. GOODWILL (cont.)

(i) Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows:

	2024	2023
	A$	A$
Net carrying amount at the end of the period:
EasyDNA	1,329,653	2,661,653
AffinityDNA	455,240	455,240
Goodwill allocation at 30 June	1,784,893	3,116,893

(ii) Key assumptions used for value-in-use calculations

The estimates below were used in the goodwill impairment assessment for the acquired EasyDNA and AffinityDNA businesses:

	EasyDNA	AffinityDNA
Revenue growth (FY2025 to FY2029)	4.3%	4.3%
Cost of inventory inputs	47.4%	57.5%
Pre-tax discount rate	22.7%	22.7%
Post-tax discount rate	17.0%	17.0%
Growth rate beyond FY2029	4.3%	4.3%

The key assumptions in the value-in-use impairment tests are estimated post-tax cash flows, revenue growth rates, gross margins and the discount rate. Management is aware that reasonably possible negative changes in the estimated post-tax cash flows or the discount rate could cause the recoverable amount to fall below the carrying amounts of the acquired EasyDNA and AffinityDNA businesses.

(iii) Impairment charge for goodwill

EasyDNA

Based upon the impairment testing undertaken by management for the financial year ending June 30, 2024 an impairment loss of A$1,332,000 (2023: 1,845,000) was recorded for the goodwill asset recorded as part of the EasyDNA business acquisition indicating that the carrying value exceeded the recoverable amount of the CGU as at 30 June 2024. Although significant revenue was recorded in the financial year for EasyDNA, revenue did not meet forecast expectations. Management believes there were a number of contributing factors, including increased competition for the genetic tests offered by EasyDNA, loss of access to pet DNA tests and regulatory changes in France banning sales of paternity tests there.

Following the impairment loss recognized in the Group’s EasyDNA CGU, the recoverable amount was equal to the carrying amount. Therefore, any adverse movement in a key assumption would lead to further impairment.

AffinityDNA

Management’s assessment of impairment for AffinityDNA did not result in an impairment for AffinityDNA as the recoverable amounts exceeds its carrying value by A$308,000.

Sensitivity analysis undertaken on the key impairment model assumptions indicates that in order for the recoverable amount to be equal to their carrying value for AffinityDNA, the discount rate would need to increase to 20.0% and revenue growth rate would need to decrease by 1.8 percentage points. Management is not aware of any events that are expected to have an adverse effect on revenue growth.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)